United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/12

Item 1. Schedule of Investments

Federated Asset Allocation Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 46.3%
		Consumer Discretionary – 6.7%
700	[1]	AutoZone, Inc.	262,136
5,200	[1]	Bed Bath & Beyond, Inc.	310,648
8,800		Best Buy Co., Inc.	217,360
7,300	[1]	BorgWarner, Inc.	604,732
27,000		CBS Corp., Class B	807,300
5,041	[1]	Charter Communications, Inc.	319,650
11,200		Coach, Inc.	838,208
22,700		Comcast Corp., Class A	666,926
13,590	[1]	DIRECTV, Class A	629,489
3,900	[1]	Dollar Tree, Inc.	345,189
148	[1]	Federal-Mogul Corp., Class A	2,547
134,600		Ford Motor Co.	1,666,348
1,400		Gannett Co., Inc.	20,776
19,400	[1]	Goodyear Tire & Rubber Co.	249,484
54,700	[1]	Hyatt Hotels Corp.	2,265,127
78,700		Lennar Corp., Class A	1,840,006
2,788	[1]	Liberty Global, Inc., Class A	139,902
29,100	[1]	Liberty Media Corp. — Liberty Capital	2,615,799
3,700		Macy's, Inc.	140,489
1,400		Marriott International, Inc., Class A	49,392
15,900		McDonald's Corp.	1,578,552
5,500		McGraw-Hill Cos., Inc.	255,970
300		News Corp., Inc., Class A	5,961
7,700		PetSmart, Inc.	429,198
1,300		Ralph Lauren Corp.	225,849
13,900		Ross Stores, Inc.	741,287
13,100	[1]	Sirius XM Radio, Inc.	29,606
3,800		Starbucks Corp.	184,528
118,400		TJX Cos., Inc.	4,334,624
1,400	[1]	TRW Automotive Holdings Corp.	64,036
16,067		Time Warner Cable, Inc.	1,274,756
900		Tractor Supply Co.	76,923
100		Viacom, Inc., Class B — New	4,762
3,230	[1]	Visteon Corp.	173,515
38,700		Walt Disney Co.	1,625,013
600		Weight Watchers International, Inc.	46,788
1,600		Wyndham Worldwide Corp.	70,384
		TOTAL	25,113,260
		Consumer Staples – 4.3%
37,500		Altria Group, Inc.	1,128,750
83,300		CVS Corp.	3,756,830
34,219		Coca-Cola Enterprises, Inc.	988,929
19,100		Dr. Pepper Snapple Group, Inc.	726,755
700		Herbalife Ltd.	46,347
83,937		Kraft Foods, Inc., Class A	3,195,482

Shares or Principal Amount			Value in U.S. Dollars
3,200		Mead Johnson Nutrition Co.	248,800
9,515		PepsiCo, Inc.	598,874
27,550		Philip Morris International, Inc.	2,300,976
147,700		Reckitt Benckiser PLC, ADR	1,632,085
2,500		Reynolds American, Inc.	104,825
9,198		The Coca-Cola Co.	642,572
32,600		Tyson Foods, Inc., Class A	616,466
		TOTAL	15,987,691
		Energy – 5.1%
22,200		Chevron Corp.	2,422,464
19,788		ConocoPhillips	1,514,771
4,000		Devon Energy Corp.	293,240
57,900	[1]	Energy XXI Ltd.	2,167,197
32,600		Exxon Mobil Corp.	2,819,900
29,200		Golar LNG Ltd.	1,240,124
4,300		Halliburton Co.	157,337
8,700		Helmerich & Payne, Inc.	533,310
3,600		HollyFrontier Corp.	117,468
110,900		Marathon Oil Corp.	3,758,401
822		Marathon Petroleum Corp.	34,154
8,700		Murphy Oil Corp.	556,278
12,400		National-Oilwell, Inc.	1,023,372
1,200		Noble Energy, Inc.	117,180
11,830		Occidental Petroleum Corp.	1,234,697
11,300		Oceaneering International, Inc.	613,251
11,200		Valero Energy Corp.	274,288
1,766	[1]	WPX Energy, Inc.	32,071
5,300		Williams Companies, Inc.	158,364
		TOTAL	19,067,867
		Financials – 7.5%
40,600		Aflac, Inc.	1,918,350
6,900		American Campus Communities, Inc.	283,935
5		American Capital Agency Corp.	153
867		American Express Co.	45,856
8,135		American Tower Corp.	509,088
25,400		Annaly Capital Management, Inc.	422,148
6,500		Assured Guaranty Ltd.	109,200
17,177	[1]	Berkshire Hathaway, Inc., Class B	1,347,536
4,700		Boston Properties, Inc.	477,285
13,700		CapitalSource, Inc.	92,475
7,800		Chubb Corp.	530,088
13,425		Commerce Bancshares, Inc.	518,339
11,800		Digital Realty Trust, Inc.	855,500
26,500		Discover Financial Services	795,265
15,800		East West Bancorp, Inc.	349,496
400		Endurance Specialty Holdings Ltd.	15,384
2,500		First Citizens Bancshares, Inc., Class A	440,375
4,800		Hartford Financial Services Group, Inc.	99,408
14,600		Host Hotels & Resorts, Inc.	230,388

Shares or Principal Amount			Value in U.S. Dollars
80,700		JPMorgan Chase & Co.	3,166,668
43,400		Lincoln National Corp.	1,078,056
5,000		M & T Bank Corp.	408,100
14,700		PNC Financial Services Group	874,944
64,600		People's United Financial, Inc.	813,314
6,300		Plum Creek Timber Co., Inc.	246,708
28,400		Principal Financial Group	785,544
12,900		Progressive Corp. Ohio	276,318
7,300		ProLogis, Inc.	245,718
6,800		Protective Life Corp.	188,836
114,900		Regions Financial Corp.	661,824
10,522		Reinsurance Group of America, Inc.	606,804
1,800		Simon Property Group, Inc.	243,864
40,200	[1]	Strategic Hotels & Resorts, Inc.	250,446
27,700	[1]	Sunstone Hotel Investors, Inc.	248,746
8,300		Tanger Factory Outlet Centers, Inc.	243,024
3,900		The Travelers Cos, Inc.	226,083
21,000		Torchmark Corp.	1,017,240
17,900		U.S. Bancorp	526,260
18,700		UDR, Inc.	467,874
202,900		Wells Fargo & Co.	6,348,741
		TOTAL	27,965,381
		Health Care – 5.9%
1,830		Amgen, Inc.	124,349
23,500		Aetna, Inc.	1,098,860
3,000	[1]	Amerigroup Corp.	203,790
19,100		AmerisourceBergen Corp.	713,385
6,600		Baxter International, Inc.	383,658
13,400	[1]	BioMarin Pharmaceutical, Inc.	479,050
38,300		Bristol-Myers Squibb Co.	1,232,111
2,900	[1]	Brookdale Senior Living, Inc.	54,056
21,900		CIGNA Corp.	966,009
19,493		Cardinal Health, Inc.	809,934
47,900	[1]	Celgene Corp.	3,512,268
4,000	[1]	Cerner Corp.	295,320
19,300	[1]	Charles River Laboratories International, Inc.	678,009
1,400		Cooper Cos., Inc.	111,272
3,589		Covidien PLC	187,525
4,700	[1]	Express Scripts, Inc., Class A	250,651
29,400	[1]	Forest Laboratories, Inc., Class A	956,088
82,300	[1]	Gilead Sciences, Inc.	3,744,650
42,200	[1]	Health Management Association, Class A	311,436
21,800		Humana, Inc.	1,898,780
13,900		Johnson & Johnson	904,612
14,408		McKesson Corp.	1,203,212
1,400	[1]	Medco Health Solutions, Inc.	94,626
2,022		Pfizer, Inc.	42,664
30,635		UnitedHealth Group, Inc.	1,707,901

Shares or Principal Amount			Value in U.S. Dollars
4,000		Wellpoint, Inc.	262,520
		TOTAL	22,226,736
		Industrials – 4.5%
55		3M Co.	4,818
2,200		CSX Corp.	46,222
18,900		Caterpillar, Inc.	2,158,569
1,400	[1]	Copart, Inc.	69,692
2,800		Corrections Corp. of America	70,168
2,000		Danaher Corp.	105,660
3,000		Dover Corp.	192,060
1,200		Emerson Electric Co.	60,372
27,400		FedEx Corp.	2,465,726
1,500		Fluor Corp.	90,720
3,900		General Dynamics Corp.	285,597
58,435		General Electric Co.	1,113,187
7,000	[1]	Hertz Global Holdings, Inc.	100,100
5,100		Lockheed Martin Corp.	450,891
1,300		Norfolk Southern Corp.	89,570
6,600		Northrop Grumman Corp.	394,746
8,300		Pall Corp.	526,635
8,100		Parker-Hannifin Corp.	727,461
1,600		Pitney Bowes, Inc.	29,008
23,400		Precision Castparts Corp.	3,917,862
1,200		Rockwell Automation, Inc.	95,976
1,200		Tyco International Ltd.	62,184
2,400		Union Pacific Corp.	264,600
17,200		United Parcel Service, Inc.	1,322,508
11,400		United Technologies Corp.	956,118
5,300	[1]	Verisk Analytics, Inc.	230,550
5,000		W. W. Grainger, Inc.	1,038,650
2,800		Waste Connections, Inc.	91,056
		TOTAL	16,960,706
		Information Technology – 10.7%
10,300	[1]	AOL, Inc.	184,988
20,776		Accenture PLC	1,237,003
11,600	[1]	Advanced Micro Devices, Inc.	85,260
2,100	[1]	Alliance Data Systems Corp.	254,856
18,597	[1]	Apple, Inc.	10,087,757
39,800		Applied Materials, Inc.	487,152
6,100	[1]	Autodesk, Inc.	230,885
23,200		Avago Technologies Ltd.	872,552
1,300	[1]	BMC Software, Inc.	48,672
12,600		CA, Inc.	340,578
24,200		Cisco Systems, Inc.	481,096
30,700	[1]	Cognizant Technology Solutions Corp.	2,178,165
2,268	[1]	Comverse Technology, Inc.	14,561
3,100		DST Systems, Inc.	164,300
400	[1]	Dell, Inc.	6,920
1,600	[1]	Dolby Laboratories, Class A	60,912

Shares or Principal Amount			Value in U.S. Dollars
19,900	[1]	EMC Corp. Mass	551,031
600	[1]	Fiserv, Inc.	39,780
300		FactSet Research Systems	26,220
3,400	[1]	Fortinet, Inc.	91,970
4,300	[1]	Gartner Group, Inc., Class A	173,118
6,700	[1]	Google, Inc.	4,142,275
1,400	[1]	Informatica Corp.	68,824
12,600		Intel Corp.	338,688
14,592		International Business Machines Corp.	2,870,684
11,882		Intuit, Inc.	687,255
40,500		KLA-Tencor Corp.	1,960,200
8,300		Lexmark International Group, Class A	306,104
1,200		Mastercard, Inc. Class A	504,000
108,918		Microsoft Corp.	3,457,057
12,250		Motorola Solutions, Inc.	610,050
8,700	[1]	NetApp, Inc.	374,100
22,820		Oracle Corp.	667,942
6,600	[1]	Polycom, Inc.	136,290
15,700	[1]	Qlogic Corp.	269,883
51,300		Qualcomm, Inc.	3,189,834
65,700	[1]	SAIC, Inc.	802,854
28,080	[1]	Symantec Corp.	500,947
11,600		Texas Instruments, Inc.	386,860
3,900	[1]	VMware, Inc., Class A	385,671
2,200		Visa, Inc., Class A Shares	256,014
205	[1]	VistaPrint NV	8,339
11,000	[1]	Western Digital Corp.	431,750
		TOTAL	39,973,397
		Materials – 1.0%
7,005		CF Industries Holdings, Inc.	1,302,930
21,781		Cliffs Natural Resources, Inc.	1,382,658
3,005		Du Pont (E.I.) de Nemours & Co.	152,804
5,200		Monsanto Co.	402,376
6,228		PPG Industries, Inc.	568,305
		TOTAL	3,809,073
		Telecommunication Services – 0.3%
42,400		AT&T, Inc.	1,297,016
1,000	[1]	NII Holdings, Inc.	17,880
		TOTAL	1,314,896
		Utilities – 0.3%
2,900	[1]	AES Corp.	39,324
48,000		CMS Energy Corp.	1,027,680
		TOTAL	1,067,004
		TOTAL COMMON STOCKS (IDENTIFIED COST $149,087,105)	173,486,011
		Asset-Backed Securities – 1.1%
$5,652	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	4,677
500,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.118%, 01/15/2016	501,112
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.723%, 2/10/2051	287,614
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	932,315

Shares or Principal Amount			Value in U.S. Dollars
$500,000		Ford Credit Floorplan Master Owner Trust 2011-1 A2, 0.848%, 2/15/2016	501,411
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.262%, 2/12/2051	105,910
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	434,756
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	356,481
25,791	[2,3]	SMART Series 2011-1US Trust A2B, Series 2011-1USA, 1.000%, 4/14/2013	25,792
1,000,000	[2,3]	SMART Series 2011-2US Trust, Series 2011-2USA, 1.000%, 11/14/2013	1,000,135
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,902,030)	4,150,203
		Collateralized Mortgage Obligations – 0.7%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	844,083
486,771	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	504,280
579,344	[2,3]	JP Morgan Chase Commercial Mortgage Securities, 2010-C1 A1, 3.853%, 6/15/2043	609,952
100,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.255%, 9/15/2047	100,289
3,979	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	3,335
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	492,799
200,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3 B, 5.636%, 11/15/2044	214,582
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,676,486)	2,769,320
		Corporate Bonds – 4.2%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	126,789
100,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 02/01/2022	105,033
50,000		RPM International, Inc., 6.500%, 02/15/2018	56,192
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,735
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	40,566
		TOTAL	345,315
		Basic Industry - Metals & Mining – 0.1%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,750
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	77,468
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	116,775
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	140,276
		TOTAL	423,269
		Basic Industry - Paper – 0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	38,628
150,000	[4]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	109,128
		TOTAL	147,756
		Capital Goods - Aerospace & Defense – 0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	53,852
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	23,679
70,000		Emerson Electric Co., 4.875%, 10/15/2019	81,996
68,000	[2,3]	Hutchison Whampoa International, Series 144A, 6.500%, 2/13/2013	70,892
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	118,947
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	68,850
		TOTAL	364,364
		Capital Goods - Environmental – 0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	127,232
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,610
		TOTAL	158,842

Shares or Principal Amount			Value in U.S. Dollars
		Communications - Media & Cable – 0.1%
$27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	29,156
100,000		Comcast Corp., 7.050%, 03/15/2033	127,864
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	120,868
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	148,708
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	26,027
		TOTAL	452,623
		Communications - Media Noncable – 0.0%
90,000		News America, Inc., Company Guarantee, 5.650%, 08/15/2020	104,101
		Communications - Telecom Wireless – 0.1%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	193,686
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,246
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,234
		TOTAL	401,166
		Communications - Telecom Wirelines – 0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	15,777
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	161,225
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	51,058
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	103,528
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	62,016
		TOTAL	393,604
		Consumer Cyclical - Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	76,424
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	48,848
		TOTAL	125,272
		Consumer Cyclical - Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	282,886
50,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	51,637
		TOTAL	334,523
		Consumer Cyclical - Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	56,975
		Consumer Cyclical - Retailers – 0.1%
161,713	[2,3]	CVS Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	166,060
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,775
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	53,410
		TOTAL	240,245
		Consumer Non-Cyclical - Food/Beverage – 0.2%
90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	100,989
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,991
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	89,671
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	71,221
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	133,228
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	120,751
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	52,058
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	31,045
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	17,995
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,891
		TOTAL	729,840
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,722

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Boston Scientific Corp., 6.000%, 01/15/2020	58,458
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,902
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	89,332
		TOTAL	226,414
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	112,195
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	101,342
		TOTAL	213,537
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	32,257
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	95,663
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	132,908
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,959
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,850
100,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	114,382
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	85,751
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	30,519
		TOTAL	427,369
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.950%, 04/15/2029	82,235
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	105,529
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,067
100,000	[2,3]	StatoilHydro ASA, Series 144A, 5.125%, 4/30/2014	108,759
		TOTAL	339,590
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	63,557
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	28,787
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	23,935
		TOTAL	116,279
		Energy - Refining – 0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	33,258
		Financial Institution - Banking – 0.6%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,621
120,000		Bank of America Corp., Sr. Note, 7.375%, 05/15/2014	130,895
100,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	87,153
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	78,029
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	84,556
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	62,255
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	50,439
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	340,525
265,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	277,531
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	90,000
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 07/15/2013	77,732
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	106,767
90,000		M & T Bank Corp., 5.375%, 05/24/2012	90,959
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	102,863
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/01/2018	106,366

Shares or Principal Amount			Value in U.S. Dollars
$30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,353
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,730
336,658	[2,3]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	232,045
100,000		U.S. Bank, N.A., Series BKNT, 6.300%, 2/04/2014	109,708
140,000		Wachovia Corp., 5.750%, 02/01/2018	162,742
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	47,822
		TOTAL	2,340,091
		Financial Institution - Brokerage – 0.2%
220,000		BlackRock, Inc., 6.250%, 09/15/2017	261,481
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	54,415
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	45,990
100,000	[2,3]	FMR LLC, Series 144A, 4.750%, 3/01/2013	102,665
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	32,607
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	103,075
30,000		Nuveen Investments, 5.500%, 09/15/2015	28,200
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	88,324
		TOTAL	716,757
		Financial Institution - Finance Noncaptive – 0.2%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	210,385
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,706
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	127,644
120,000		Capital One Capital IV, 6.745%, 02/17/2037	121,950
20,000		Capital One Capital V, 10.250%, 08/15/2039	20,950
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	36,135
110,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	118,268
		TOTAL	701,038
		Financial Institution - Insurance - Health – 0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	61,180
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,793
		TOTAL	120,973
		Financial Institution - Insurance - Life – 0.5%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	107,860
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/01/2039	146,114
90,000		MetLife, Inc., 6.750%, 06/01/2016	107,975
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	14,300
80,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	104,413
300,000	[2,3]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 9/15/2033	318,130
50,000		Prudential Financial, Inc., Series MTN, 5.150%, 1/15/2013	51,844
40,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	47,578
10,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	12,436
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.750%, 9/17/2015	109,521
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	862,133
		TOTAL	1,882,304
		Financial Institution - Insurance - P&C – 0.1%
80,000		CNA Financial Corp., 6.500%, 08/15/2016	89,765
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	18,146
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,432
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	104,238
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	37,557

Shares or Principal Amount			Value in U.S. Dollars
$10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,370
		TOTAL	315,508
		Financial Institution - REITs – 0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	51,205
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	87,318
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	42,139
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,933
20,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 08/15/2014	21,839
120,000		ProLogis, Sr. Unsecd. Note, 5.500%, 04/01/2012	120,340
40,000		Simon Property Group LP, 6.750%, 05/15/2014	44,092
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	51,247
		TOTAL	464,113
		Foreign - Local - Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	69,792
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	131,922
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	94,785
		TOTAL	226,707
		Technology – 0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,449
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	51,475
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	124,455
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	68,219
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	52,909
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	243,898
		TOTAL	564,405
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	110,339
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	58,449
		TOTAL	168,788
		Transportation - Services – 0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	87,270
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 3/02/2015	104,302
		TOTAL	191,572
		Utility - Electric – 0.4%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	79,911
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	55,121
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	59,652
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,640
40,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006-C, 5.500%, 9/15/2016	46,992
60,000	[2,3]	Electricite De France SA, Series 144A, 5.500%, 1/26/2014	64,429
90,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	97,631
50,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	57,417
60,246	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	66,643
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	131,575
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	146,663
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	35,669
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	62,161
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	50,207

Shares or Principal Amount		Value in U.S. Dollars
$100,000	Union Electric Co., 6.000%, 04/01/2018	118,333
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	140,591
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	82,685
	TOTAL	1,308,320
	Utility - Natural Gas Distributor – 0.1%
120,000	Atmos Energy Corp., 5.125%, 01/15/2013	124,405
15,000	Atmos Energy Corp., 8.500%, 03/15/2019	19,893
75,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	77,975
60,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,944
	TOTAL	294,217
	Utility - Natural Gas Pipelines – 0.1%
100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	104,968
70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	79,969
110,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	126,779
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	105,428
	TOTAL	417,144
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,321,589)	15,597,843
	Governments/Agencies – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	85,612
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	39,150
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,143)	124,762
	Mortgage-Backed Securities – 0.2%
6,125	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	7,013
4,585	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	5,363
11,444	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	12,942
10,365	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	11,742
3,648	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,113
13,340	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	14,891
33,881	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	36,470
468	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	488
7,672	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	8,355
11,662	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	13,146
7,902	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	8,927
22,966	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	26,029
35,925	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	38,455
37,033	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	39,641
20,682	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	23,125
37,975	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	41,480
42,083	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	45,325
2,256	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,717
1,201	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,411
9,685	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	11,376
223	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	234
16,903	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	19,026
1,556	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	1,735
186	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	219
35,732	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	39,853

Shares or Principal Amount			Value in U.S. Dollars
$14,479		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	16,146
22,568		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	24,663
40,052		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	43,260
20,202		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	23,285
11,139		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	12,816
23,579		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	27,062
41,235		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	47,359
1,156		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,312
3,999		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	4,697
6,254		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	7,166
454		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	533
453		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	519
10,050		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,575
8,750		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	10,026
1,597		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,863
10,447		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	12,192
9,664		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	11,069
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $607,481)	669,619
		MUNICIPAL – 0.0%
		lllinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	110,852
		U.S. Treasury – 9.8%
5,153,000	[5]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	7,130,866
3,755,100		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	4,128,116
600,000	[5,6]	United States Treasury Bill, 0.060%, 3/22/2012	599,986
600,000	[5,6]	United States Treasury Bill, 0.085%, 5/24/2012	599,888
3,300,000	[5,6]	United States Treasury Bill, 0.095%, 5/17/2012	3,299,471
1,150,000	[5,6]	United States Treasury Bill, 0.110%, 3/15/2012	1,149,984
1,750,000		United States Treasury Bond, 3.750%, 8/15/2041	1,984,063
17,500,000		United States Treasury Note, 1.000%, 9/30/2016	17,673,225
		TOTAL U.S. TREASURY (IDENTIFIED COST $35,746,882)	36,565,599
		EXCHANGE-TRADED FUNDS – 2.0%
58,568		iShares MSCI Brazil Index Fund	4,050,563
73,639		iShares MSCI Emerging Market Index Fund	3,262,944
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,369,511)	7,313,507
		MUTUAL FUNDS – 35.7%[7]
181,425		Emerging Markets Fixed Income Core Fund	5,665,580
366,317		Federated InterContinental Fund, Institutional Shares	17,180,271
2,541,541		Federated Mortgage Core Portfolio	25,923,718
60,472,143	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	60,472,143
588,606		Federated Project and Trade Finance Core Fund	5,744,792
2,827,032		High Yield Bond Portfolio	18,630,144
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $128,799,205)	133,616,648
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $341,706,432)[9]	374,404,364
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[10]	152,734
		TOTAL NET ASSETS — 100%	$374,557,098

At February 29, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] AEX Index Short Futures	21	$1,361,430	March 2012	$(7,344)
[1] DAX Index Short Futures	5	$856,813	March 2012	$(39,070)
[1] IBEX 35 Index Short Futures	12	$1,013,940	March 2012	$52,319
[1] S&P 500 Index Short Futures	9	$3,069,900	March 2012	$(30,854)
[1] S&P/TSE 60 Index Short Futures	4	$574,240	March 2012	$(5,031)
[1] United States Treasury Bonds 30-Year Short Futures	60	$8,499,375	June 2012	$(93,411)
[1] United States Treasury Bonds Ultra Long Short Futures	35	$5,503,750	June 2012	$(96,599)
[1] United States Treasury Notes 2-Year Short Futures	55	$12,112,891	June 2012	$(979)
[1] ASX SPI 200 Index Long Futures	15	$1,608,000	March 2012	$26,269
[1] CAC 40 Index Long Futures	25	$862,750	March 2012	$23,648
[1] FTSE 100 Index Long Futures	40	$2,341,200	March 2012	$227,037
[1] Hang Seng Index Long Futures	3	$3,247,500	March 2012	$5,883
[1] MSCI Emerging Markets E-Mini Index Long Futures	172	$9,245,860	March 2012	$244,251
[1] OMX 30 Index Long Futures	52	$5,738,200	March 2012	$16,441
[1] Russell 2000 Mini Index Long Futures	488	$39,528,000	March 2012	$3,279,204
[1] SGX MSCI Singapore Index Long Futures	11	$764,940	March 2012	$6,806
[1] Swiss Market Index Long Futures	22	$1,338,260	March 2012	$45,646
[1] TOPIX Index Long Futures	34	$283,390,000	March 2012	$386,426
[1] United States Treasury Notes 5-Year Long Futures	33	$4,064,672	June 2012	$7,147
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,047,789

The average notional value of long and short futures contracts held by the Fund throughout the period was $290,163,585 and $25,599,603, respectively. This is based on amounts held as of each month-end throughout the period.

At February 29, 2012, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs & Co.
Reference Entity	Series 17 Investments Grade Index	Series 17 Investments Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2016	12/20/2016
Implied Credit Spread at 2/29/2012[11]	0.73%	0.73%
Notional Amount	$25,000,000	$20,000,000
Market Value	$80,730	$64,584
Upfront Premiums Received	$(182,864)	$(222,805)
Unrealized Appreciation	$263,594	$287,389

The average notional value of credit default swap contracts held by the Fund throughout the period was $28,750,000. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $5,697,426, which represented 1.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2012, these liquid restricted securities amounted to $4,831,958, which represented 1.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2/4/1998	$10,468	$3,335
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$862,133
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	At February 29, 2012, the cost of investments for federal tax purposes was $341,666,444. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $32,737,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,572,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,834,508.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$167,145,073	$ —	$ —	$167,145,073
International	6,340,938	—	—	6,340,938
Debt Securities:
Asset-Backed Securities	—	4,150,203	—	4,150,203
Collateralized Mortgage Obligations	—	2,769,320	—	2,769,320
Corporate Bonds	—	15,597,843	0	15,597,843
Governments/Agencies	—	124,762	—	124,762
Mortgage-Backed Securities	—	669,619	—	669,619
Municipal	—	110,852	—	110,852
U.S. Treasury	—	36,565,599	—	36,565,599
Exchange-Traded Funds	7,313,507	—	—	7,313,507
Mutual Funds	127,871,856	5,744,792	—	133,616,648
TOTAL SECURITIES	$308,671,374	$65,732,990	$0	$374,404,364
OTHER FINANCIAL INSTRUMENTS[2]	$4,047,789	$145,314	$ —	$4,193,103
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of December 1, 2011	$0
Accrued discounts/premiums	84
Change in unrealized appreciation (depreciation)	(84)
Balance as of February 29, 2012	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012.	$(84)

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Asset Allocation Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012